Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 36,801,181	$ 168,759,775	$ 151,500,227
Assets		168,759,775	151,500,227
Liabilities:
Over-allotment option			252,331
Liabilities			252,331
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	36,801,181	168,759,775	151,500,227
Assets		168,759,775	151,500,227
Liabilities:
Over-allotment option
Liabilities
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account
Assets
Liabilities:
Over-allotment option			252,331
Liabilities			$ 252,331